Note 7 - Risk Management - Financial Instruments Compensation - Financial Liabilities (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives [Member]
Net Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	€ 49,720,000,000	€ 38,693,000,000	€ 50,583,000,000
Gross Financial Liabilities Set Off Against Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	5,722,000,000	2,394,000,000	17,101,000,000
Net Financial liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	43,998,000,000	36,299,000,000	33,481,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial liabilities Abstract
Financial liabilities subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	33,842,000,000	25,020,000,000	24,011,000,000
Cash collateral receives subjectto off setting enforceable master netting arrangements or similar agreements not set off against financial liabilities	9,435,000,000	10,613,000,000	6,788,000,000
Net liabilities subject to off setting enforceable master netting arrangements or similar agreements	721,000,000	667,000,000	2,682,000,000
Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Net Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	43,950,000,000	45,977,000,000	43,035,000,000
Gross Financial Liabilities Set Off Against Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	0	21,000,000	42,000,000
Net Financial liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	43,950,000,000	45,956,000,000	42,993,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial liabilities Abstract
Financial liabilities subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	44,677,000,000	45,239,000,000	42,877,000,000
Cash collateral receives subjectto off setting enforceable master netting arrangements or similar agreements not set off against financial liabilities	1,619,000,000	420,000,000	34,000,000
Net liabilities subject to off setting enforceable master netting arrangements or similar agreements	(2,346,000,000)	297,000,000	82,000,000
Total Member
Net Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	93,670,000,000	84,670,000,000	93,618,000,000
Gross Financial Liabilities Set Off Against Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	5,722,000,000	2,414,000,000	17,143,000,000
Net Financial liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	87,948,000,000	82,256,000,000	76,474,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial liabilities Abstract
Financial liabilities subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	78,519,000,000	70,259,000,000	66,888,000,000
Cash collateral receives subjectto off setting enforceable master netting arrangements or similar agreements not set off against financial liabilities	11,054,000,000	11,033,000,000	6,822,000,000
Net liabilities subject to off setting enforceable master netting arrangements or similar agreements	€ (1,624,000,000)	€ 964,000,000	€ 2,765,000,000